T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio SUMMARY
Investment Objective
The fund seeks high current income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio
Management fees
Other expenses	0.01%	[1]
Total annual fund operating expenses	0.01%
[1]	T. Rowe Price Associates, Inc., is required to bear any of the fund's custody fees that exceed 0.01% of the fund's average daily net assets as well as all of the fund's other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring, extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund and the arrangement may only be modified or terminated upon approval by the fund's shareholders and Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio | T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio | USD ($)	1	3	6	13

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 107.0% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in investment-grade corporate debt securities. All of the securities purchased by the fund must be rated investment-grade securities (rated in one of the four highest rating categories assigned by established credit rating agencies) from at least one major credit rating agency at the time of purchase by at least one of the major credit rating agencies or, if unrated, deemed to be investment-grade quality by T. Rowe Price. If a security is split-rated (i.e., rated investment grade by at least one credit rating agency, but below investment grade by another credit rating agency), the higher rating will be used for purposes of this requirement. Any security whose ratings are downgraded after purchase to below investment grade by all of the major credit rating agencies, or deemed to be below investment grade by T. Rowe Price, may continue to be held at the adviser’s discretion, although all such downgraded securities are limited to 5% of the fund’s net assets. While the fund’s emphasis will be on bonds issued by U.S. corporations, the fund may also invest in U.S. dollar-denominated debt securities issued by foreign corporations.

The fund’s investment program provides some flexibility in seeking securities with an attractive combination of credit quality and income potential. For example, the fund may concentrate its investments in the highest rated bonds or move slightly down the credit scale in search of higher yields. The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions. This allows the fund to purchase longer-term bonds, which tend to have higher yields than shorter-term bonds, when the outlook warrants.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities or certain sectors.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Fixed income markets risks Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Interest rate risks The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. In recent years, the U.S. and many global markets have experienced historically low interest rates. However, interest rates have begun to rise and may continue doing so, increasing the exposure of bond investors such as the fund to the risks associated with rising interest rates.

Prepayment and extension risks The fund is subject to prepayment risks because the principal on any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make callable debt instruments more volatile.

Credit risks An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. The fund’s emphasis on investment-grade securities should result in relatively lower credit risk when compared to other corporate bond funds.

Foreign investing risks The fund’s investments in foreign holdings may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to the fund’s investments.

Liquidity risks The fund may not be able to meet redemption requests without significantly diluting the remaining shareholders’ interests in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.
INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/16	4.11%	Worst Quarter	6/30/13	-3.95%
The fund’s return for the three months ended 3/31/19 was 5.69%.
The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Average Annual Total Returns Periods ended December 31, 2018
Average Annual Total Returns - T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio	1 Year	5 Years	Since inception		Inception date
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio	(2.42%)	4.40%	4.00%		Mar. 01, 2012
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio | Returns after taxes on distributions	(3.98%)	2.36%	2.13%		Mar. 01, 2012
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio | Returns after taxes on distributions and sale of fund shares	(1.43%)	2.49%	2.26%		Mar. 01, 2012
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.51%)	3.28%	3.15%	[1]	Mar. 01, 2012
[1]	Return since 3/1/12.

Updated performance information is available through troweprice.com.